Inventories (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
At the beginning of the year	R$ (49)	R$ (96)	R$ (72)
Additions	(43)	(113)	(63)
Write-offs / reversal		141	37
Foreign currency translation adjustment		5	2
Assets held for sale or distribution and discontinued operations	6	14
At the end of the year	R$ (86)	R$ (49)	R$ (96)